Michael A. Pignatella
Counsel
(860) 723-2239
Fax: (860) 723-2216
Michael.Pignatella@us.ing.com

July 6, 2007

Ellen J. Sazzman
Senior Counsel
Securities and Exchange Commission
Office of Insurance Products
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:   ReliaStar Life Insurance Company of New York and its Separate Account NY-B
         Pre-Effective Amendment No. 1
         Comments to Initial Registration Statement on Form N-4
         Prospectus Title: ING Rollover ChoiceSM -- NY Variable Annuity
         File Nos.: 333-139695 and 811-07935

Dear Ms. Sazzman:

On behalf of ReliaStar Life Insurance Company of New York (the “Registrant”) and its Separate Account
NY-B, we are filing this Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, in
order to respond to written comments received from you on February 23, 2007, in connection with the filing of our Initial Registration Statement on December 27, 2006. Unless otherwise noted, all disclosure changes are included in the prospectus filed with this Registration Statement.

Your comments and our responses are noted below.

1. Cover Page (pp. A-B)

The legend at the top of the cover page implies that the prospectus is not a complete and controlling document, and appears likely to confuse investors as to whether or not the prospectus constitutes a securities offering. Accordingly, please explain to the staff the necessity for the legend at the top of the page. In addition, please explain to the staff if this product will be sold outside of the state of New York.

RESPONSE: The legend at the top of the cover page is the language provided for by Rule 481(b)(2)(ii)
under the Securities Act of 1933. This language is designed to allow use of the prospectus for non sales-
related purposes prior to the Registration Statement being declared effective (including filing samples with state insurance departments that may require them, as well as conducting internal training), and to make it clear that the prospectus is not to be used for sales. As such, there is no risk of investor confusion, because this legend will be removed in a pre-effective filing prior to the Registration Statement being declared effective. While the product will only be available in the State of New York, the language regarding other states is prescribed by Rule 481.

Ellen J. Sazzman
Senior Counsel
Securities and Exchange Commission

2. Separate Account Annual Charges Table (pp.1-2)

      a. Please give a brief description of the two listed option packages in a footnote to the charges table.

RESPONSE: We have provided the requested description.

      b. Please revise the table to clarify the base on which the mortality and expense risk charge and the administrative charge are based.

RESPONSE. We have revised the table as requested by adding a clarifying footnote.

      c. Please revise the table to add all optional charges that are based on contract value in order to arrive at a total maximum charge. If certain options are mutually exclusive, please make that clear and provide alternative totals.

RESPONSE. Because each of the optional riders is mutually exclusive, we have found it difficult to present these riders in one chart in such a manner as to be clear to investors. The combination of three optional riders and two death benefit packages becomes difficult to convey in one chart, particularly when trying to also include both maximum and current fees for the optional riders.

In response to comments from the staff in connection with similar filings, we have added the “Table of
Separate Account Charges” immediately after the Separate Account Annual Charges Table and Optional
Rider Charges table. The purpose of these tables is to explain to investors the total charges they may pay, depending upon the optional rider and death benefit option package they select, in a clearer manner than trying to include all of the possible combinations directly in the Separate Account Annual Charges Table.
In past filings, this approach has been acceptable to the staff.

3. Periodic Expenses Table – Optional Rider Charges (pp.2-3)

      a. In the expense table for the Minimum Guaranteed Income Benefit Rider (MGIB) (at p.2), please define the acronym MGIB the first time it is used.

RESPONSE: We have defined the acronym as requested.

      b. In the expense table for the MGIB, please clarify whether the .60% charge in the first column is the current charge and if so, please list that charge after the maximum charge. Please also give a brief description of the MGIB Benefit Base in a footnote to the expenses table for the Minimum Guaranteed
Income Benefit Rider (MGIB).

RESPONSE: We have made the requested revisions. Please note, as the result of further pricing analysis, the current charge for the MGIB rider will be 0.75% .

Ellen J. Sazzman
Senior Counsel
Securities and Exchange Commission

      c. In the expense tables for both the ING LifePay Minimum Guaranteed Withdrawal Benefit Rider
(ING LifePay MGWB) and the ING Joint LifePay Minimum Guaranteed Withdrawal Benefit Rider (ING
Joint LifePay MGWB) (at pp. 2-3), please clarify whether the charge in the first column is the maximum charge or the current charge. If it is the current charge, please list that charge after the maximum charge

RESPONSE: We have made the requested clarifications.

      d. In the expense tables for the ING LifePay MGWB and for the ING Joint LifePay MGWB, please disclose when the increased charge for the Reset option would be imposed.

RESPONSE: We have provided the requested disclosure.

4. Table of Separate Account Charges if Option Rider Elected (pp. 3-5)

Please explain to the staff the necessity for these tables, which may serve to confuse contractowners.

RESPONSE: As discussed in our response to comment 2.c., the purpose of the tables is to show the investors the total charges they could pay depending upon the optional rider (if any) and death benefit package they elect to purchase, which, given the multiple possibilities, becomes difficult in one table.
This approach has been acceptable to the staff in similar filings.

5. Total Annual Fund Operating Expenses Table (p.5)

      a. Please confirm to the staff that the range of total annual fund operating expenses does not reflect any waiver or reimbursement arrangements. See Form N-4, Item 3, Instruction 18.

RESPONSE: The range of total annual fund operating expenses does not reflect any waiver or reimbursement arrangements. We have added disclosure regarding this to the prospectus.

      b. Please disclose whether the fees in the table reflect the expenses of the underlying funds for funds subject to a fund of funds structure. Please note that filings made on or after January 2, 2007 must comply with Instruction 17(a) to Item 3 of Form N-4.

RESPONSE: Neither the fund with the minimum nor maximum fee is a fund of funds, and therefore neither reflect expenses of any underlying funds. In determining the maximum and minimum fees, we have taken into account any applicable Acquired Fund Fees and Expenses. We have added disclosure regarding this to the prospectus.

      c. The cover page (at p. C) states that for portfolios that are Master-Feeder funds and for portfolios that are structured as fund of funds, the expenses table will provide additional information. After the expenses table is updated by amendment (as stated on p. 5), please provide the staff with a copy for review.

Ellen J. Sazzman
Senior Counsel
Securities and Exchange Commission

RESPONSE: The Master-Feeder and fund of funds reference on the cover page is not to the expense table, but is rather to the Fund Expenses subsection of the Charges and Fees section of the prospectus, which contains further information regarding both types of funds. We have revised the reference to make this clearer, and updated our disclosure regarding these types of funds in the Fund Expenses subsection of the prospectus.

6. Examples (p.3)

      a. Please confirm to the staff that the examples do not reflect any fee waivers or reimbursements. See
Form N-4, Item 3, Instruction 21.

RESPONSE: The examples do not reflect any fee waivers or reimbursements. We will include the final example numbers in a subsequent pre-effective amendment, when we will also request acceleration.

      b. Please revise the first table of examples to include the maximum charges for all riders that may be simultaneously in effect.

RESPONSE: Only one rider can be in effect at any given time, and therefore we have provided examples showing the three possible variations.

      c. Please revise the example for the MGIB to use the maximum charge for that rider. See Form N-4,
Item 3, Instruction 21.

RESPONSE: We have revised the example as requested.

7. Covered and Special Funds (p.13)

      a. Please revise the first sentence of this section to clarify the phrase “investment option.” Also, please clarify generally the circumstances under which the issuer “may” make the described distinctions.

RESPONSE: We have made the requested clarifications.

      b. Please clarify the second sentence of this section “allocations to Covered Funds participate fully in all guaranteed benefits.”

RESPONSE: We have made the requested clarification.

      c. Please clarify the third sentence of this section that “allocation to Special Funds could affect the optional benefit rider guarantees that may otherwise be provided.” Please describe the relationship between the optional riders referred to and the restricted “investment options” or reference the relevant sections later in the prospectus.

RESPONSE: We have made the requested clarifications.

      d. Please clarify the distinction between Special Funds and Covered Funds or reference the relevant section later in the prospectus.

Ellen J. Sazzman
Senior Counsel
Securities and Exchange Commission

RESPONSE: We have made the requested clarification.

      e. Please clarify whether transfers out of a fund subsequent to its recategorization as a “Special” Fund are subject to a charge.

RESPONSE: We have made the requested clarification.

8. Restricted Funds (p.13)

      a. Please clarify the relationship between Restricted Funds, Special Funds and Covered funds and how any fund restrictions apply to riders. Please address what happens if a contractowner does not comply with investment restrictions.

RESPONSE: We have made the requested clarifications. Please note, a contract owner does not have the option of not complying with investment restrictions applicable to the Special Funds and Covered Funds designation. Rather, investment in Special Funds will impact the determination of guaranteed benefits under certain living benefit riders.

      b. Please clarify the reference to “aggregate limit” in the fourth paragraph of this section, i.e., whether it is intended to refer to one of the limits in the prior paragraph.

RESPONSE: We have made the requested clarification.

      c. Please clarify what are the consequences if aggregate limits are exceeded due to recategorization.

RESPONSE: We have made the requested clarification.

9. Surrender Charge (pp.15-16)

      a. Please clarify (at the middle of p. 15) the term “front end load” in the discussion of surrender charges from certain internal transfers.

RESPONSE: We have made the requested clarification.

      b. Please clarify (in the third paragraph of this section) when a surrender charge is imposed on an internal transfer from a prior contract with an “applicable surrender charge.” Please explain what is meant by the phrase “applicable surrender charge” and how the company determines whether a particular premium payment is subject to a surrender charge.

RESPONSE: We have made the requested clarification. The term “applicable surrender charge” means a surrender charge that would have been applied under the prior contract, absent waivers (including waivers for internal transfers). Surrender charges under this contract are applied to money from all external sources, as well as all additional premium payments other than transfers from internal sources. For transfers from internal sources, we apply a surrender charge based upon a surrender charge schedule that provides time-and-grade dating back to the date the first premium payment was made to the prior contract or, if earlier, the effective date of the prior contract.

Ellen J. Sazzman
Senior Counsel
Securities and Exchange Commission

      c. Please clarify when a surrender charge is imposed on “additional” premium payments not part of an internal transfer. Please explain to the staff if this paragraph is intended to describe a different scenario than the “Surrender Charge for Excess Withdrawals” paragraph described on p. 16.

RESPONSE: This paragraph is intended to describe a specific factual scenario under the “Surrender
Charge for Excess Withdrawals” paragraph described on p. 16. While surrender charges may be waived or reduced for amounts invested in the contract as an internal rollover, any subsequent payment amounts will be subject to the applicable surrender charge schedule. Thus, to the extent these withdrawals exceed the Free Withdrawal Amount, they will be considered Excess Withdrawals.

      d. For clarity, please combine the first and third sentences in the last full paragraph at the bottom of p.
15 relating what the basis is for the surrender charge.

RESPONSE: We have made the requested revision.

      e. In the “Free Withdrawal Amount” paragraph on p. 16, please clarify the last sentence that the Free
Withdrawal Amount “does not include your RMD for the tax year containing the contract date of this contract.

RESPONSE: We have made the requested clarification.

      f. In the Surrender Charge for Excess Withdrawals paragraph (at p. 16), the disclosure states that a surrender charge will be imposed on withdrawals made to satisfy required minimum distributions
(RMDs) under the Internal Revenue Code. In the previous paragraph, the disclosure states that the Free
Withdrawal Amount in any contract year is at least “your RMD attributable to amounts held under the contract.” Please resolve this apparent discrepancy, and revise the example in Appendix C or provide an additional example to clarify.

RESPONSE: In limited circumstances a withdrawal taken for purposes of an RMD will not qualify as an exception for purposes of the excess withdrawal calculation. We have clarified the disclosure to address these situations.

      g. In the Surrender Charge for Excess Withdrawals paragraph, please describe more specifically the systematic withdrawals referred to and how the surrender charge is imposed on systematic withdrawals.
Please explain to staff why deduction of premium tax is discussed in this paragraph. Please put the last two sentences of this paragraph into plain English.

Ellen J. Sazzman
Senior Counsel
Securities and Exchange Commission

RESPONSE: Because systematic withdrawals are discussed in depth in the Withdrawal section of the prospectus, we have added a reference to this section. We have added clarifying language regarding the applicability of surrender charges to systematic withdrawals. The purpose of addressing potential premium tax is to make it clear that surrender charges are not the only possible deductions in connection with these withdrawals. We have revised this disclosure to refer to the appropriate sections of the prospectus regarding charges. We have also revised the last two sentences.

      h. Please explain to staff how the Surrender Charge example in Appendix C is consistent with the description of how the surrender charge is imposed in this section. Also, please make reference in this section to this Appendix.

RESPONSE: We have updated the example in Appendix C to more clearly align with the description of how the surrender charge is imposed in this section. We have made reference in this section to the
Appendix.

10. Premium Taxes (p.16)

It is unclear what is intended by the first sentence of the second paragraph of this section. Please put this sentence into plain English.

RESPONSE: We have made the requested revision.

11. Mortality and Expense Risk Charge – Option Packages (p.17)

Please describe the listed option packages more specifically or give a reference to descriptions of those packages later in the prospectus.

RESPONSE: We have made the requested revisions.

12. Optional Rider Charges (p. 18)

For clarity, please revise the third sentence of the first paragraph to note that the riders cannot be cancelled once elected.

RESPONSE: We have made the requested clarification. Pursuant to our response to comment 19.c., we have clarified that other than specifically provided, riders cannot be cancelled.

Ellen J. Sazzman
Senior Counsel
Securities and Exchange Commission

13. Optional Rider Charges – ING LifePay MGWB and ING Joint LifePay MGWB (p. 19)

The narrative charges section lists the maximum charges for the ING LifePay MGWB and the ING Joint
LifePay MGWB as 1.20% and 1.50% of contract value respectively. The expense tables (at pp. 2-3)
reflect these charges as the maximums if the Reset Option is elected. Please clarify the maximum charges disclosure for these riders.

RESPONSE: The maximum charge for the ING LifePay MGWB rider is 1.20%, and the maximum charge for the ING Joint LifePay MGWB is 1.50% . For riders currently being issued, we charge 0.40%
and 0.65%, respectively. Under the terms of the Reset Option, we reserve the right to charge whatever the current charge is at the time the Reset is elected, which could be up to the stated maximums.
Therefore, the examples assume that at the time the Reset Option is elected, we are currently charging the maximum allowable charge.

We have revised this disclosure in the narrative charges section in order to clarify.

14. Optional Riders (p. 29)

Please clarify (at (1) of the shaded paragraph) that the optional riders terminate upon surrender “of the contract.”

RESPONSE: We have made the requested clarification.

15. MGIB Special Funds (p.30)

Please revise the last sentence of this paragraph to reconcile it with the Restricted Funds category.

RESPONSE: We have made the requested revisions.

16. How the MGIB Rider Works (pp. 30-33)

      a. Please clarify by example how a loan balance reduces the MGIB Benefit Base both where the base exceeds and is less than contract value.

RESPONSE: Loans are not currently available under the contract, and therefore we have removed any reference to loans from the prospectus.

      b. Please clarify both descriptively and by example what is a “Benefit Rate” and how it is used to determine benefits under this rider.

Ellen J. Sazzman
Senior Counsel
Securities and Exchange Commission

RESPONSE: The term “Benefit Rate” does not appear in the prospectus; however, the term “MGIB
Rate” is used. We have added the requested clarification and example relating to the term “MGIB Rate.”

      c. Please provide an example of the scenario described at the bottom of pages 32 and 33 where the
MGIB Base for Covered Funds is greater than the contract value in Covered Funds.

RESPONSE: We have provided the requested example.

17. MGIB Income Options (pp. 33-34)

Please clarify the disclosure (at the bottom of p. 33, top of p. 34) for the two MGIB income options. For example, is income for life available as a separate alternative to the fixed year period.

RESPONSE: We have made the requested clarification.

18. Accepted, Other, and Fixed Allocation Funds (p.34)

      a. Please revise the prospectus to clarify completely the relationship between Accepted Funds, Other

Funds, Special Funds (at p. 30), Covered Funds, and Restricted Funds, and to explain more specifically how a contractowner would optimally allocated funds consistent with this complicated scheme of investment restrictions. For example, please explain to staff how the MGIB Rollup Base for Special
Funds would be calculated if contractowners are encouraged to invest only in Accepted Funds.

RESPONSE: We have made the requested revisions. In general, Special Funds, Covered Funds, and
Restricted Funds impact the value of certain benefits available under living benefit riders, while Accepted
Funds and Other Funds relate to the asset allocation requirements required under the living benefit riders.
It should be noted that contractowners are neither encouraged nor discouraged to invest only in Accepted
Funds; rather, a contractowner’s decision to invest in Other Funds requires a certain percentage of such amount be invested in the Fixed Allocation Fund. However, because we are not currently imposing the asset allocation requirements in connection with the MGIB rider, the current percentage required to be invested in the Fixed Allocation Fund is zero.

Currently, two investment options (ING Liquid Assets Portfolio and ING Solution Income Portfolio)
designated as “Special Funds” for the purposes of the MGIB rider are also designated as Accepted Funds for purposes of asset allocation requirements for such rider. In the event a contractowner elects to invest in either of these two Special Funds, it will impact the calculation of the MGIB Rollup Base in that such amounts will not accumulate at the MGIB Rate of 5% per year. However, if we were currently imposing the asset allocation requirements, and a contract owner wished to avoid this result, he or she could allocate among the remaining Accepted Funds, as well as among the remaining Other Funds that are not designated as Special Funds (subject to Fixed Allocation Fund Automatic Rebalancing).

Ellen J. Sazzman
Senior Counsel
Securities and Exchange Commission

      b. The prospectus on page 34 states the restrictions apply if an owner “enter[s] the income phase on the MGIB Date.” The prospectus states on page 30 that the MGIB Date is some ten years after income phase payments under the MGIB Rider have begun. Please reconcile these differences.

RESPONSE: The language on page 30 of the prospectus is not intended to mean that the MGIB Date is ten years after income phase payments under the MGIB rider have begun. Rather, it is intended to mean that the MGIB Date is a contract anniversary on or after the tenth contract anniversary, on which date the contractowner elects to begin payments under the MGIB rider. In other words, the MGIB Date is the date that income phase payments begin under the MGIB rider, which date cannot be less than ten years after the contract or rider is issued. We have clarified the disclosure.

      c. The disclosure at the middle of page 34 states that “in general” if a contractowner does not invest in
Accepted Funds, he/she will be required to invest 20% of contract value in the Fixed Allocation Fund.
Please disclose what is intended by the phrase “in general” and how this restriction will be applied.
Please revise the disclosure for the ING LifePay MGWB and ING Joint LifePay MGWB consistent with changes made to this section.

RESPONSE: The phrase “in general” is used because this section is intended to be a general introduction to the concept of asset allocation requirements required under the rider. The terms of these requirements are then spelled out in detail below this section. “In general” is used because Fixed Allocation Fund
Automatic Rebalancing does not always occur immediately even if the contractowner’s investment allocations become out of compliance with these investment restrictions. For example, if a contractowner’s investment allocations become out of compliance with these investment restrictions due to investment growth or loss (rather than an affirmative action such as application of additional premium, a withdrawal, or a fund transfer or reallocation), Fixed Allocation Fund Automatic Rebalancing would not occur until the next contract anniversary. Thus, for some period of time these investment restrictions would not be implemented.

We have added language to clarify.

      d. At the bottom of p. 34, please explain how the allocation of contract value to the Fixed Allocation
Fund affects the death benefit (as described in that section on pp. 55-58). Please put the fourth paragraph from the bottom of p. 34 into plain English, including providing specific examples.

RESPONSE: The allocation of contract value to the Fixed Allocation Fund will not affect the death benefit, and therefore we have removed this disclosure.

      e. The disclosure on p. 30 states that all investment options not designated as Special Funds are considered Covered Funds. The disclosure on p. 34 states that all portfolios available under the contract other than Accepted Funds or the Fixed Allocation Fund are considered Other Funds. Please clarify the distinction between Covered Funds and Other Funds.

Ellen J. Sazzman
Senior Counsel
Securities and Exchange Commission

RESPONSE: As noted in our response to comment 18.a., the designation of Special Fund or Covered
Fund relates to the impact on the calculation of the value of the benefit under certain living riders, while the designation of Accepted Funds and Other Funds relates to the asset allocation requirements. We have attempted to clarify this distinction through disclosure changes responsive to comment 18.a.

f. Please disclose how contractowners will be notified that Fixed Allocation Fund Automatic
Rebalancing has occurred (as described at the bottom of p. 34, top of p. 35) and how contractowners will be informed of the new allocation of their funds.

RESPONSE: Contract owners are notified that Fixed Allocation Fund Automatic Rebalancing has occurred, along with the new allocation of their fund, through a confirmation statement that is mailed to them after Fixed Allocation Fund Automatic Rebalancing has occurred. We have added this disclosure.

19. ING LifePay MGWB (pp. 36-38)

      a. Please explain the phrase “income phase start date” first used in 1) of the shaded paragraph on p
36.

RESPONSE: The income phase start date is the date that the contractowner receives the first income phase payment. We have clarified and added a reference to the income phase section.

      b. Please clarify the meaning of “Lifetime Guaranteed Withdrawal Status” (on p. 36) and Lifetime
Automatic Periodic Benefit Status (at the top of p. 37) and explain how these two “Statuses” related to the two phases (Growth Phase and the Withdrawal Phase) of the ING LifePay MGWB (as described in the first paragraph on p. 37). Please consider revising the organization of the disclosure for this rider to clarify its operation.

RESPONSE: We have made the requested clarifications by adding an “overview” section.

      c. Please reconcile the statement in this section that an owner may terminate the ING LifePay rider while it is in Lifetime Guaranteed Withdrawal Status with the statement on page 18 that “a rider may not be cancelled independently of the contract.”

RESPONSE: The statement in this section is intended to clarify that if a contractowner elects income phase payments under the terms of the contract, rather than the ING LifePay rider, this effectively terminates the rider. We have modified the statement on page 18 to clarify.

      d. Please clarify whether the income floor provided by an elected MGIB option affects the calculation of lifetime payments under this rider described in the last full paragraph of page 37.

Ellen J. Sazzman
Senior Counsel
Securities and Exchange Commission

RESPONSE: Only one rider may be purchased and in effect at any given time, and therefore the income floor provided by the MGIB rider would not affect any lifetime payments under the ING LifePay rider.
The availability of only one rider is disclosed in the first paragraph of the Optional Riders section.

      e. In the Required Minimum Distributions (RMDs) section (on p. 38), the first paragraph states that
RMDs begin the Withdrawal Phase. However, the indented paragraph 7) appears to state that the contract can be in the Growth Phase when RMDs are being deducted and the Additional Withdrawal Amount is determined. Please clarify the disclosure.

RESPONSE: Once an RMD is taken, the ING LifePay rider enters the Withdrawal Phase. The disclosure in question is meant to address how the Additional Withdrawal Amount is calculated prior to the first withdrawal being taken under the contract (which is technically taken during the Growth phase and then begins the Withdrawal Phase). We have clarified the disclosure.

      f. Please clarify supplementally whether the calculation of Additional Withdrawal Amounts will be adjusted for the fact that Required Minimum Distributions are calculated on a calendar year basis while the Maximum Annual Withdrawal Amount is calculated on a contract year basis.

RESPONSE: The Additional Withdrawal Amount for a given calendar year is set during January of each calendar year and is equal to the excess of the Required Minimum Distribution amount over the
Maximum Annual Withdrawal. Any withdrawals taken in a contract year will first count against the
Maximum Annual Withdrawal for that contract year. Any withdrawals in excess of the Maximum
Annual Withdrawal amount during the course of the contract year, will count against and reduce that calendar year's Annual Withdrawal Amount. Withdrawals that exceed the available Additional
Withdrawal Amount are excess withdrawals and will reduce the Maximum Annual Withdrawal on a pro-
rata basis. If any Annual Withdrawal Amount remains at the end of the calendar year, it is reset to zero at that time. The next year's Annual Withdrawal Amount will be set the following January.

      g. Please explain the purpose of indented paragraph 3). Please clarify in paragraph 5 whether it is intended that withdrawals in excess of the Required Minimum Distributions be treated as excess. Please put paragraph 6) into plain English.

RESPONSE: Paragraph 3 is intended to convey that any withdrawal (whether for the purposes of RMD or not), will first be applied against the Maximum Annual Withdrawal. Only the amount of the RMD in excess of the Maximum Annual Withdrawal can be taken as an Additional Withdrawal Amount without being considered an excess withdrawal.

Paragraph 5 is intended to convey that withdrawals in excess of the amount that the contractowner’s
Required Minimum Distribution exceeds the Maximum Annual Withdrawal will be treated as excess. In the event that the contractowner’s Required Minimum Distribution is less than the Maximum Annual
Withdrawal, the contractowner may withdraw the difference without having such withdrawal be deemed an excess withdrawal.

Ellen J. Sazzman
Senior Counsel
Securities and Exchange Commission

We have revised paragraph 6.

      h. Please revise the disclosure for the ING Joint LifePay MGWB consistent with changes made to this section.

RESPONSE: We have made the requested revisions.

20. ING LifePay MGWB (pp. 42-45)

Please explain the reference to “Market Value Adjustment” in the middle of p. 45.

RESPONSE: We have removed this reference as it is inapplicable.

21. Income Phase (p. 60)

Please clarify the relationship between the optional benefit riders (the MGIB, the ING LifePay MGWB, and the ING Joint LifePay MGWB) and the income phase. For example, the disclosure on p. 36 implies that a contractowner must elect to enter the income phase either under the MGIB rider or under the contract. The disclosure on p. 60 is not clear on this point. If applicable, please also explain whether payments pursuant to these riders may affect payment amounts during the income phase.

RESPONSE: We have made the requested clarifications by adding a subsection to the Income Phase section to explain the relationship between the optional benefit riders.

22. Voting Rights (p. 66)

Please disclose that the effect of the proportional voting is that a small number of contractowners may determine the outcome of the vote.

RESPONSE: We have added the requested disclosure.

23. Appendix D

Please revise the examples in this Appendix to more completely describe how the listed MGIB Rollup
Base and the MGIB Ratchet Base figures are determined.

RESPONSE: We have revised the examples as requested.

24. Power of Attorney (Part C)

Please provide a Power of Attorney that relates specifically to this new registration statement as required by Rule 483(b) of the 1933 Act.

Ellen J. Sazzman
Senior Counsel
Securities and Exchange Commission

RESPONSE: We have provided the requested Power of Attorney.

25. Financial Statements, Exhibits, and Other Information

Any financial statements, exhibits, and other required disclosure not included in this registration statement must be filed in a pre-effective amendment to the registration statement.

RESPONSE: All such material will be filed in a pre-effective amendment to the registration statement.

26. Tandy Representations

We urge all persons who are responsible for the accuracy and adequacy of the disclosure in the filings reviewed by the staff to be certain that they have provided all information investors require for an informed decision. Since the registrant is in possession of all facts relating to the registrant's disclosure, it is responsible for the accuracy and adequacy of the disclosures it has made.

Notwithstanding our comments, in the event the registrant requests acceleration of the effective date of the pending registration statement, it should furnish a letter, at the time of such request, acknowledging that:

      -- should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

      -- the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosures in the filing; and

      -- the registrant may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

In addition, please be advised that the Division of Enforcement has access to all information you provide to the staff of the Division of Investment Management in connection with our review of your filing or in response to our comments on your filing.

We will consider a written request for acceleration of the effective date of the registration statement as a confirmation of the fact that those requesting acceleration are aware of their respective responsibilities.
We will act on the request and, pursuant to delegated authority, grant acceleration of the effective date.

RESPONSE: We will include the required representations in our letter requesting acceleration of the registration statement, which we will include in the subsequent Pre-Effective Amendment noted below.

Ellen J. Sazzman
Senior Counsel
Securities and Exchange Commission

In addition to responses to these comments, we have made changes to update disclosure consistent with our disclosure for other similar registered variable annuity products. We have also modified some of the product specifications, including adding a two-tier Maximum Annual Withdrawal structure. For your convenience, we have mailed both a clean and black-lined hard copy of the prospectus to you for your review.

Please let me know if our responses to your comments are sufficient, or if you require further response.
Should these responses be sufficient, we intend to file a subsequent Pre-Effective Amendment in order to include any financial statements, exhibits, and other required disclosure not included in this filing, at which time we will request acceleration of the effective date. It is our intent to request that this registration statement be declared effective on or about August 1, 2007.

Please feel free to call me at 860-723-2239 with any further comments or questions.

Sincerely,

Michael A. Pignatella